================================================================================
DEAR PARTICIPATION HOLDER:

      We are pleased to report the payment of $0.14639 per participation from dividend income for the six month period ended June 30, 1997. In addition, we are able to report distributions per participation of $1.58758 from realized security gains and $1.23247 from return of capital. The Trust appreciated by 16.74%* for the period, compared with a rise of 15.52% for the average growth and income fund as reported by Lipper Analytical Services, Inc. and a rise of 20.1% for the unmanaged Dow Jones Industrial Average. The realized security gains and return of capital component are primarily attributable to the sale of shares received as a result of its stock splits for the following companies:E.I. DuPont deNemours &Co., Exxon Corp., General Electric Co. and Mobil Corp. In addition, NCRCorp. received as a spin-off from AT&TCorp., was sold.

      The Trust benefited from the continued strength in blue chip companies. Driving this strong performance is a familiar cast of characters; stable growth, low inflation, strong corporate earnings and a favorable supply demand for stocks. The slowing of the economy in the second quarter from the very strong growth in the fourth and first quarter added fuel to the fire. We believe the second quarter economic slowdown is likely to be reversed in the second half.

      If we are correct, and the economy regains momentum in the second half, the markets current sanguine view toward Federal Reserve policy and interest rates may be tested later in the year. While that may unsettle the markets, we expect the concerns to be temporary and that the outlook as we move into 1998 remains generally positive.

                                   Sincerely,

                                   /s/ Robert M. Demichele
                                   -----------------------
                                   ROBERT M. DEMICHELE
                                   Chairman of the Board
                                   LEXINGTON MANAGEMENT CORPORATION

                                   July, 1997

*30.24%,  20.16%  and  14.10%  are the one,  five and ten  year  average  annual standard total returns, respectively, for the period ended June 30, 1997. Investment return and principal value of an investment will fluctuate so that an investor's participations, when redeemed, may be worth more or less at their original cost. Total return represents past performance and is not predictive of future results.
================================================================================

                                    [LOGOS]
================================================================================

                IF YOU HAD INVESTED $10,000 56 1/2 YEARS AGO...

   [LOGO]       ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

                WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED

The table on the following page covers the period from March 16, 1941 to June 30, 1997. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
====================================================================================================================================

The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional  participations  were:  1941--None;  1942--None;
1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338; 1949--None;
1950--$283;   1951--$796;   1952--$185;   1953--$10;   1954--$812;   1955--$474;
1956--$4,347;  1957--$48; 1958--$17; 1959--$3,032;  1960--$2,371;  1961--$2,118;
1962--$2,749; 1963--$735; 1964--$3,138;  1965--$9,035;  1966--$1,077; 1967--$48;
1968--$4,121;  1969--$102; 1970--$644; 1971--$1,862;  1972--$2,300;  1973--None;
1974--None;  1975--None;  1976--$5,071;  1977--$4,161;  1978--None;  1979--None;
1980--$5,182;    1981--$31,473;    1982--None;   1983--$18,602;    1984--$8,258;
1985--$39,496;   1986--$64,138;   1987--$69,182;  1988--$49,350;  1989--$99,410;
1990--$148,727;  1991--$39,773;  1992--$52,819;  1993--$46,262;  1994--$160,296;
1995--$7,696; 1996--$62,612; June 30, 1997--$377,779; Total--$1,331,426.

------------------------------------------------------------------------------------------------------------------------------------

                                                                              VALUE OF PARTICIPATIONS
                                                          ---------------------------------------------------------------
                          CUMULATIVE COST
              AMOUNT OF  OF PARTICIPATIONS   CUMULATIVE              PURCHASED THROUGH               PURCHASED
              DIVIDENDS     PURCHASED           COST                  REINVESTMENT OF                 THROUGH               NUMBER
  YEAR       REINVESTED      THROUGH          INCLUDING              DISTRIBUTIONS FROM             REINVESTMENT    NET       OF
  ENDED         SEMI-      REINVESTMENT       REINVESTED  INITIALLY    REALIZED GAINS               OF DIVIDENDS   ASSET    PARTICI-
 DEC. 31      ANNUALLY    OF DIVIDENDS        DIVIDENDS    ACQUIRED     (CUMULATIVE)     SUB-TOTAL  (CUMULATIVE)   VALUE     PATIONS
------------------------------------------------------------------------------------------------------------------------------------
  1941*         --             --             $10,000    $    8,799            --        $   8,799        --    $   8,799        566
  1942          --             --              10,000         9,613            --            9,613        --        9,613        584
  1943     $    190       $   190              10,190        10,809            --           10,809  $     188      10,997        601
  1944          192           382              10,382        11,983      $       3          11,986        402      12,388        620
  1945          215           597              10,597        14,709            464          15,173        682      15,855        693
  1946          187           784              10,784        13,961            430          14,391        816      15,207        716
  1947          370         1,154              11,154        14,639            447          15,086      1,141      16,227        824
  1948          513         1,668              11,668        14,840            718          15,558      1,480      17,038        989
  1949          509         2,177              12,177        17,113            701          17,814      1,968      19,782      1,176
  1950          804         2,980              12,980        19,871            994          20,865      2,779      23,644      1,392
  1951        1,012         3,992              13,992        21,659          1,756          23,415      3,674      27,089      1,652
  1952        1,054         5,046              15,046        24,356          2,016          26,372      4,901      31,273      1,845
  1953        1,217         6,263              16,263        24,849          2,030          26,879      6,149      33,028      1,945
  1954        1,378         7,641              17,641        33,779          3,476          37,255      9,475      46,730      2,117
  1955        1,599         9,240              19,240        39,164          4,398          43,562     12,349      55,911      2,243
  1956        1,790        11,030              21,030        38,511          7,051          45,562     10,475      56,037      3,123
  1957        1,910        12,940              22,940        36,268          6,574          42,842     11,496      54,338      3,269
  1958        2,134        15,075              25,075        48,925          8,778          57,703     17,710      75,413      3,406
  1959        2,184        17,258              27,258        55,426         11,821          67,247     19,992      87,239      3,906
  1960        2,416        19,674              29,674        55,782         12,653          68,435     19,772      88,207      4,562
  1961        2,697        22,371              32,371        67,126         16,993          84,119     25,757     109,876      4,881
  1962        2,926        25,296              35,296        62,396         17,033          79,429     24,446     103,875      5,541
  1963        3,243        28,540              38,540        71,467         19,863          91,330     30,711     122,041      5,803
  1964        3,553        32,093              42,093        83,001         24,049         107,050     35,865     142,915      6,452
  1965        3,855        35,948              45,948        92,523         30,246         122,769     35,623     158,392      8,066
  1966        4,571        40,519              50,519        74,713         24,491          99,204     31,774     130,978      8,606
  1967        5,060        45,579              55,579        83,121         27,090         110,211     40,165     150,376      8,948
  1968        5,573        51,153              61,153        89,160         32,157         121,317     46,879     168,196      9,710
  1969        5,915        57,068              67,068        75,017         26,979         101,996     44,536     146,532     10,115
  1970        6,009        63,077              73,077        82,621         28,564         111,185     52,500     163,685     10,957
  1971        6,190        69,267              79,267        93,454         32,126         125,580     61,694     187,274     11,856
  1972        6,585        75,852              85,852       108,913         38,484         147,397     75,949     223,346     12,605
  1973        7,371        83,223              93,223        93,151         32,729         125,880     71,868     197,748     13,123
  1974        8,196        91,419             101,419        68,448         22,864          91,312     57,376     148,688     14,124
  1975        9,139       100,557             110,557        91,498         30,474         121,972     85,413     207,385     14,781
  1976        9,666       110,223             120,223       115,461         37,963         153,424    101,306     254,730     16,914
  1977       11,237       121,460             131,460       108,466         35,919         144,385     96,397     240,782     18,898
  1978       13,283       134,743             144,743       110,210         34,687         144,897    105,738     250,635     20,370
  1979       15,804       150,547             160,547       139,110         34,774         173,884    121,307     295,191     23,931
  1980       19,369       169,916             179,916       173,026         47,488         220,514    165,362     385,876     26,181
  1981       21,822       191,738             201,738       163,070         62,645         225,715    140,698     366,413     33,836
  1982       24,452       216,190             226,190       191,554         69,992         261,546    183,359     444,905     36,772
  1983       25,923       242,114             252,114       235,913         91,870         327,783    218,649     546,432     42,757
  1984       28,926       271,040             281,040       250,855         91,476         342,331    226,566     568,897     49,375
  1985       31,808       302,848             312,848       333,623        145,913         479,536    293,217     772,753     58,251
  1986       39,216       342,064             352,064       408,170        212,840         621,010    342,608     963,618     69,711
  1987       40,394       382,458             392,458       412,599        241,185         653,784    326,728     980,512     83,847
  1988       71,268       453,726             463,726       470,438        297,425         767,863    407,155   1,175,018     97,918
  1989       45,103       498,829             508,829       583,494        438,476       1,021,970    509,512   1,531,482    111,950
  1990       51,303       550,132             560,132       552,346        473,992       1,026,338    440,810   1,467,148    139,330
  1991       55,828       605,960             615,960       654,372        558,392       1,212,764    539,190   1,751,954    152,079
  1992       55,460       661,420             671,420       700,391        619,341       1,319,732    600,946   1,920,678    165,291
  1993       54,505       715,925             725,925       814,945        727,611       1,542,556    715,658   2,258,214    176,699
  1994       60,332       776,257             786,257       832,095        759,684       1,591,779    649,069   2,240,848    213,211
  1995       61,329       837,586             847,586     1,207,794        998,228       2,206,022    913,513   3,119,535    227,040
  1996       64,546       902,132             912,132     1,452,214      1,232,426       2,684,640  1,134,598   3,819,238    237,959
June 30,1997 34,835       936,967             946,967     1,720,156      1,588,705       3,308,861  1,149,639   4,458,500    282,720
====================================================================================================================================

*FROM MARCH 16, 1941.

NOTE--DURING 1990 ALL SALES CHARGES WERE ELIMINATED. THE ABOVE TABLE REFLECTS THE CHANGE TO A "NO LOAD" STATUS AS IF IT WERE IN EFFECT FOR THE ENTIRE PERIOD SHOWN. THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE INTEREST INCOME FROM THE INVESTMENT OF AMOUNTS DEPOSITED IN THE DISTRIBUTIVE FUND.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997
================================================================================

ASSETS
Investments at market quotations, common stocks
  (identified cost $282,360,042) ............................................    428,060,074
Cash and cash equivalents (substantially all of which was invested
  in additional units of common stocks on July 2, 1997) .....................     79,886,481
Subscriptions receivable ....................................................      1,571,725
Receivable for accrued dividends and interest ...............................        622,651
                                                                                ------------
           Total assets .....................................................    510,140,931
                                                                                ------------
LIABILITIES
Distribution payable ........................................................      8,185,165
Payable for participations redeemed .........................................      2,569,329
Accrued expenses ............................................................        164,301
                                                                                ------------
           Total liabilities ................................................     10,918,795
                                                                                ------------
NET ASSETS
Balance applicable to 31,663,082 participations outstanding (Note 6) ........   $499,222,136
                                                                                ============
Computation of public offering price:
  Net asset value, offering and redemption price per participation
    (net assets divided by participations outstanding) ......................   $      15.77
                                                                                ============































See Notes to Financial Statements.
================================================================================

================================================================================
STATEMENT OF INVESTMENTS JUNE 30, 1997
================================================================================

                                           NUMBER
                                             OF                       MARKET
              SECURITIES                   SHARES      COST            VALUE
-----------------------------------      ----------- ---------      -----------

CHEMICAL & FERTILIZERS: (8.1%)
DuPont (E.I.) de Nemours & Co., Inc. ...   314,800  $ 12,907,088    $ 19,793,050
Union Carbide Corp. ....................   314,800     8,796,674      14,815,275
                                                    ------------    ------------
                                                      21,703,762      34,608,325
                                                    ------------    ------------
COMMUNICATIONS: (4.9%)
AT&T Corp. .............................   314,800    10,806,055      11,037,675
Lucent Technologies, Inc. ..............   136,060     6,397,034       9,804,824
                                                    ------------    ------------
                                                      17,203,089      20,842,499
                                                    ------------    ------------
CONSUMER PRODUCTS: (20.1%)
Eastman Kodak Co. ......................   314,800    17,486,132      24,160,900
Fortune Brands, Inc. ...................   314,800     7,782,663      11,745,975
Gallaher Group PLC .....................   314,800     4,531,579       5,804,125
Procter & Gamble Co. ...................   314,800    21,520,374      44,465,500
                                                    ------------     -----------
                                                      51,320,748      86,176,500
                                                    ------------     -----------
ELECTRICAL EQUIPMENT: (6.5%)
General Electric Co. ...................   314,800    12,616,025      20,580,050
Westinghouse Electric Corp. ............   314,800     6,300,857       7,279,750
                                                    ------------     -----------
                                                      18,916,882      27,859,800
                                                    ------------     -----------
ENERGY: (8.5%)
Columbia Gas Systems, Inc. .............   314,800    12,646,970      20,540,700
Union Pacific Resources Group, Inc. ....   273,567     6,063,065       6,804,979
USX Marathon Group .....................   314,800     6,820,689       9,089,850
                                                    ------------   -------------
                                                      25,530,724      36,435,529
                                                    ------------   -------------
FINANCIAL: (4.6%)
Travelers Group, Inc. ..................   314,800     9,399,142      19,852,075
                                                    ------------   -------------
MISC. INDUSTRIAL: (10.3%)
Allied Signal Corp. ....................   314,800    13,860,948      26,443,200
Praxair, Inc. ..........................   314,800     8,137,214      17,628,800
                                                    ------------    ------------
                                                      21,998,162      44,072,000
                                                    ------------    ------------
OIL INTERNATIONAL: (15.1%)
Chevron Corp. ..........................   314,800    15,551,867      23,275,525
Exxon Corp. ............................   314,800    13,085,783      19,360,200
Mobil Corp. ............................   314,800    17,892,595      21,996,650
                                                    ------------    ------------
                                                      46,530,245      64,632,375
                                                    ------------    ------------
RAILROADS: (9.4%)
Burlington Northern Santa Fe ...........   201,914    12,558,194      18,147,021
Union Pacific Corp. ....................   314,800    12,673,879      22,193,400
                                                    ------------    ------------
                                                      25,232,073      40,340,421
                                                    ------------    ------------
RETAILING: (5.7%)
Sears, Roebuck & Co. ...................   314,800     9,910,697      16,920,500
Woolworth Corp.* .......................   314,800     6,645,074       7,555,200
                                                    ------------    ------------
                                                      16,555,771      24,475,700
                                                    ------------    ------------
UTILITIES: (6.7%)
Consolidated Edison Co. of NY, Inc. ....   314,800     9,008,118       9,266,925
Pacific Gas & Electric Co. .............   314,800     8,000,993       7,633,900
Union Electric Co. .....................   314,800    10,960,333      11,864,025
                                                    ------------    ------------
                                                      27,969,444      28,764,850
                                                    ------------    ------------
           Total Investments (100%) ....            $282,360,042    $428,060,074
                                                    ============    ============
*Non Income producing
See Notes to Financial Statements.
================================================================================

================================================================================
STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 1997
================================================================================

Investment Income:
  Income:
    Dividends .........................................................................   $5,011,883
    Interest ..........................................................................      364,203
                                                                                          -----------
      Total income ..................................................................................    $ 5,376,086
  Expenses:
    Sponsor's administrative fee (Note 4) .............................................      886,088
    Professional fees .................................................................       35,500
    Trustee's fee (Note 4) ............................................................        5,000
    Custody fees and other services (Note 4) ..........................................       69,306
    Transfer agent and shareholder servicing fees .....................................      292,025
    Printing, mailing and sundry ......................................................       78,146
    Registration and filing fees ......................................................       58,525
                                                                                          -----------
      Total expenses ................................................................................      1,424,590
                                                                                                         -----------
        Net investment income .......................................................................      3,951,496
                                                                                                         -----------
Realized and Unrealized Gain on Investments:
  Net realized gain from securities transactions ....................................................     43,942,854
  Unrealized appreciation of investments
    for the period ..................................................................................     21,442,924
                                                                                                         -----------
        Net gain on investments .....................................................................     65,385,778
                                                                                                         -----------
    Net increase in net assets from operations ......................................................    $69,337,274
                                                                                                         ===========
























See Notes to Financial Statements.
===========================================================================================================================

===========================================================================================================================
STATEMENT OF CHANGES IN NET ASSETS
===========================================================================================================================

                                                                                        SIX MONTHS
                                                                                            ENDED        YEAR ENDED
                                                                                          JUNE 30,      DECEMBER 31,
                                                                                            1997            1996
                                                                                          --------        ---------
Income and Distributable Fund:
    Additions:
      Net investment income ......................................................      $  3,951,496   $  6,767,457
      Realized gains from sale of securities,
        other than sale of stock units ...........................................        43,796,378      6,395,874
                                                                                        ------------   ------------
                                                                                          47,747,874     13,163,331
                                                                                        ------------   ------------
    Deductions:
      Paid on account of participations redeemed .................................           742,933        486,295
      Semi-annual distributions (Note 3(a))
           Paid in cash ..........................................................         4,784,660      1,849,390
           Reinvested, below .....................................................        42,307,166     10,714,827
                                                                                        ------------   ------------
                                                                                          47,834,759     13,050,512
                                                                                        ------------   ------------
    Net change in income and distributable fund ..................................           (86,885)       112,819
                                                                                        ------------   ------------
Principal Account:
    Additions:
      Payments received on sale of participations ................................        95,537,545    167,449,209
      Semi-annual distributions reinvested, above ................................        42,307,166     10,714,827
      Realized gains on sale of stock units ......................................           146,475      5,941,906
      Unrealized appreciation of investments .....................................        21,442,924     47,385,034
                                                                                        ------------   ------------
                                                                                         159,434,110    231,490,976
                                                                                        ------------   ------------
    Deductions:
      Paid on account of participations redeemed .................................        49,019,400     95,197,345
      Semi-annual distributions of principal (Note 3(b)) .........................         3,400,822        578,409
                                                                                        ------------   ------------
                                                                                          52,420,222     95,775,754
                                                                                        ------------   ------------
      Net change in principal account ............................................       107,013,888    135,715,222
                                                                                        ------------   ------------
Net assets at beginning of period:
    Income and distributable fund ................................................           545,233        432,414
    Principal account ............................................................       391,749,900    256,034,678
                                                                                        ------------   ------------
                                                                                         392,295,133    256,467,092
                                                                                        ------------   ------------
Net assets at end of period:
    Income and distributable fund ................................................           458,348        545,233
    Principal account ............................................................       498,763,788    391,749,900
                                                                                        ------------   ------------
                                                                                        $499,222,136   $392,295,133
                                                                                        ============   ============





See Notes to Financial Statements.
===========================================================================================================================

                                       7


================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

     Lexington  Corporate  Leaders Trust Fund (the "Trust") is an unincorporated
Unit  Investment  Trust  registered  as such with the  Securities  and  Exchange
Commission.  The Trust  commenced  operations  in 1941 as a series of  Corporate
Leaders Trust Fund which was created under a Trust  Indenture dated November 18,
1935.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

     (a) Valuation of securities--Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

     (b) Income taxes--No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor
Trust and all its income is taxable to the Holders of participations.

     (c)  Other--Investment  transactions    are   recorded  on the  trade  date
basis.  Dividend  income is  recorded  on the ex-dividend date. Interest  income is accrued as earned.

NOTE 3. DISTRIBUTIONS

     (a) During the six months ended June 30, 1997 the distributions from net investment income were $0.14639 per participation and, from realized gains, were $1.58758 per participation.

     (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the six months ended June 30, 1997, the distributions from return of capital were $1.23247 per participation.

NOTE 4. TRUSTEE AND SPONSOR FEES

     State  Street Bank and Trust  Company  (the  "Trustee")  receives an annual
Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $74,306 for the six months ended June 30, 1997. The Trust pays an administrative fee to Lexington
Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

NOTE 5. INVESTMENT TRANSACTIONS

     During the six months ended June 30, 1997, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $53,755,949 and $74,833,972, respectively.

     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

     As of June 30, 1997, net unrealized appreciation of portfolio securities was $145,700,032, comprised of unrealized appreciation of $146,067,125 and unrealized depreciation of $367,093.

NOTE 6. SOURCE OF NET ASSETS

     As of June 30, 1997, the Trust's net assets were comprised of the following amounts:
Net amounts paid in and reinvested by Holders
  net of terminations and return of capital payments ............   $310,199,774
Cumulative amount of non-distributable realized
  gains retained in Principal Account ...........................     42,863,982
Unrealized appreciation in value of securities ..................    145,700,032
                                                                    ------------
     Principal account ..........................................    498,763,788
     Income and distributable fund ..............................        458,348
                                                                    ------------
        Total net assets ........................................   $499,222,136
                                                                    ============
================================================================================

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED

     During the periods indicated, participations were issued and redeemed as follows:

                                                                                NUMBER OF PARTICIPATIONS
                                                                             SIX MONTHS
                                                                               ENDED           YEAR ENDED
                                                                              JUNE 30,        DECEMBER 31,
                                                                                1997              1996
                                                                             ----------       ------------
Issued on payments from Holders ..........................................    5,552,905        11,313,596
Issued on reinvestment of dividends and distributions ....................    4,590,648           919,816
Redeemed .................................................................   (2,927,712)       (6,457,089)
                                                                             ----------        ----------
    Net increase .........................................................    7,215,841         5,776,323
                                                                             ==========        ==========


NOTE 8. SELECTED FINANCIAL INFORMATION

                                                SIX
                                               MONTH
                                              PERIOD
                                               ENDED                    YEARS ENDED DECEMBER 31,
SELECTED DATA PER PARTICIPATION               JUNE 30,      ---------------------------------------------------
OUTSTANDING THROUGHOUT THE PERIOD:              1997        1996        1995       1994        1993       1992
-------------------------                       -----      -----       -----      -----       -----      -----

Net asset value, beginning of period ......   $ 16.05     $ 13.74     $ 10.51    $ 12.78     $ 11.62     $ 11.52
                                              -------     -------     -------    -------     -------     -------
Income from investment operations:
  Net investment income ...................      0.14        0.28        0.28       0.31        0.33        0.36
  Net realized and unrealized gain
    (loss) on investments .................      2.59        2.79        3.82      (0.45)       1.71        0.70
                                              -------     -------     -------    -------     -------     -------
Total from investment operations ..........      2.73        3.07        4.10      (0.14)       2.04        1.06
                                              -------     -------     -------    -------     -------     -------
Less distributions:
  Dividends from net investment income ....     (0.15)      (0.28)      (0.28)     (0.32)      (0.33)      (0.35)
  Distributions from net realized gains ...     (1.59)      (0.28)      (0.03)     (0.90)      (0.28)      (0.35)
  Distributions from income and realized
    gains included in terminations ........     (0.02)      (0.02)      (0.02)     (0.01)         --       (0.01)
  Distributions from capital ..............     (1.25)      (0.18)      (0.54)     (0.90)      (0.27)      (0.25)
                                              -------     -------     -------    -------     -------     -------
    Total distributions ...................     (3.01)      (0.76)      (0.87)     (2.13)      (0.88)      (0.96)
                                              -------     -------     -------    -------     -------     -------
Change in net asset value for the period ..     (0.28)       2.31        3.23      (2.27)       1.16        0.10
                                              -------     -------     -------    -------     -------     -------
Net asset value at end of period ..........   $ 15.77     $ 16.05     $ 13.74    $ 10.51     $ 12.78     $ 11.62
                                              =======     =======     =======    =======     =======     =======
Total return ..............................    33.75%*     22.43%      39.21%     (0.77%)     17.57%       9.63%
Ratios/Supplemental Data
Net Assets, end of period (000) ...........  $499,222    $392,295    $256,427   $156,286    $147,181    $105,712
Ratios to average net asset of:
  Expenses ................................     0.64%*      0.63%       0.58%      0.62%       0.57%       0.60%
  Net investment income ...................     1.78%*      2.05%       2.57%      2.84%       2.78%       3.16%

* Annualized
================================================================================

================================================================================
INDEPENDENT AUDITOR'S REPORT
================================================================================
To the Participation Holders of
Lexington Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of June 30, 1997, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of June 30, 1997, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


/s/McGrady & Pullen, LLP
------------------------
New York, New York
July 11, 1997
================================================================================
                                       10

LEXINGTON
INVESTOR SERVICES
--------------------------------------------------------------------------------

AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.

NO LOAD--The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                    -------

FREE TELEPHONE EXCHANGE--Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                    -------

CHECK  WRITING   PRIVILEGES--Lexington  Money  Market  Trust  permits  investors immediate access to their funds with check writing for withdrawals from their account.

                                    -------

TAX SHELTERED PLANS--IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                    -------

CUSTODIAL ACCOUNTS FOR MINORS--Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                    -------


SYSTEMATIC WITHDRAWAL PLAN--An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                    -------

COMPLETE RECORD KEEPING--A statement is provided for every transaction in addition to a year-end statement with tax information.




THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.--Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL FUND, INC.--Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.--Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.--Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC. --Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON RAMIREZ GLOBAL INCOME FUND--Seeks high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.--Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.--Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND--Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP VALUE FUND, INC.--Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND--Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.--Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST--Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0057. Read the prospectus carefully before you invest or send money.

TRUSTEE
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02110

AUDITORS
--------------------------------------------------------------------------------
MCGLADREY &PULLEN, LLP
555 Fifth Avenue
New York, New York 10017

SPONSOR
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

TRANSFER AGENT
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
c/o National Financial Data Services
City Center Square
P.O. Box 419648
Kansas City, Missouri 64141-6648

  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT

--------------------------------------------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
                       Last Transactions o Total Return o
                              Duplicate Statements
--------------------------------------------------------------------------------
 THIS  REPORT  HAS BEEN  PREPARED  FOR THE  INFORMATION  OF THE  PARTICIPATION
 HOLDERS OF LEXINGTON CORPORATE LEADERS TRUST FUND AND IS AUTHORIZED FOR DISTRIBUTION TO THE PUBLIC ONLY IF IT IS ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE PROSPECTUS WHICH SETS FORTH EXPENSES AND OTHER MATERIAL INFORMATION.


================================================================================
                                   LEXINGTON
================================================================================

                                    LEXINGTON

                                    CORPORATE

                                     LEADERS

                                      TRUST

                                      FUND

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1997

                               The Lexington Group

                                       of

                              Investment Companies
================================================================================

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